Income taxes - Deductible Temporary Difference and Unused Tax Credits (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	$ 75.7	$ 4.0
Mineral Interests
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	50.9
Tax loss
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	$ 24.8	$ 4.0